ING [Logo]

                              PROSPECTUS SUPPLEMENT

       ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT B
                                       AND
    RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK AND ITS SEPARATE ACCOUNT NY-B

                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 25, 2005

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                           ("PREMIUM PLUS" PROSPECTUS)

                                       AND

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                          ("DVA PLUS - NY" PROSPECTUS)

                         ------------------------------

The information in this supplement updates and amends certain information contained in the above-referenced prospectuses. You should read and keep this supplement along with the prospectus.

As a result of a merger, effective February 25, 2005, the name of the Liberty Equity Fund has been changed to Columbia Large Cap Growth Fund.




ING [Logo]


ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.


Liberty Fund Change - 135396                                            02/25/05